PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 1,670,484	$ 1,588,711
Accumulated depreciation	(1,236,016)	(1,090,028)
Property and equipment, net	434,468	498,683
Building and building improvements (including facility infrastructure) [Member]
Property, Plant and Equipment [Line Items]
Cost:	311,089	312,804
Accumulated depreciation	(156,662)	(139,541)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,359,395	1,275,907
Accumulated depreciation	$ (1,079,354)	$ (950,487)